Long-Duration Insurance Contracts Relating to Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2023
Insurance [Abstract]
Schedule of Liability For Future Policy Benefits Including Deferred Profit Liabilities
The following table presents the effect on the liability for future policy benefits (including deferred profit liabilities) as of the transition date, using the modified retrospective transition approach.

	Millions of yen
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total
Balance at March 31, 2021	¥610,877	¥493,558	¥48,259	¥1,152,694

Effect of change in discount rates*	22,686	52,967	(46,716)	28,937

Balance at April 1, 2021	¥633,563	¥546,525	¥1,543	¥1,181,631

*	The impact on the liability for future policy benefits is due to the difference in the discount rates used before and after the adoption of LDTI.

Schedule of Reconciliation of Liability For Future Policy Benefits
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2022.

	Millions of yen
	March 31, 2022
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Balance at April 1, 2021	¥909,868	¥1,377,265	¥366,081

Beginning balance at original discount rate	843,892	1,261,182	355,835

Effect of changes in cash flow assumptions	21,353	28,690	662
Effect of actual variances from expected experience	2,351	1,414	(209)

Adjusted beginning balance	867,596	1,291,286	356,288

Issuances	82,105	86,304	77,532
Interests	12,490	19,412	9,263
Net premium earned	(96,605)	(114,874)	(49,290)
Actual variances from cash flow assumptions	(299)	(652)	(8)
Derecognition	7,285	3,901	2,610
Effect of changes in foreign exchange rate	0	0	41,684

Ending balance at original discount rate	872,572	1,285,377	438,079

Effect of changes in discount rates	54,338	95,576	(15,326)

Balance at March 31, 2022	¥926,910	¥1,380,953	¥422,753

	Millions of yen
	March 31, 2022
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Balance at April 1, 2021	¥1,526,258	¥1,877,906	¥366,081

Beginning balance at original discount rate	1,437,596	1,708,857	402,552

Effect of changes in cash flow assumptions	22,525	29,515	626

Adjusted beginning balance	1,460,121	1,738,372	403,178

Issuances	82,105	86,304	77,532
Interests	23,867	27,677	11,125
Insurance claims paid	(42,897)	(65,052)	(1,631)
Actual variances from cash flow assumptions	(12,698)	(6,083)	(329)
Derecognition	24,520	12,773	2,533
Effect of changes in foreign exchange rate	0	0	51,096

Ending balance at original discount rate	1,535,018	1,793,991	543,504

Effect of changes in discount rates	56,250	128,012	(106,040)

Balance at March 31, 2022	¥1,591,268	¥1,922,003	¥437,464

Net liability for future policy benefits	¥664,358	¥541,050	¥14,711
Deferred profit liabilities	26,173	54,801	7,573

Subtotal	690,531	595,851	22,284

Less: Reinsurance recoverable	210	0	0

The liability for future policy benefits, after reinsurance recoverable	¥690,321	¥595,851	¥22,284

The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2023 and for the six months ended September 30, 2023.

	Millions of yen
	March 31, 2023			September 30, 2023
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥926,910	¥1,380,953	¥422,753	¥894,537	¥1,389,063	¥374,951

Beginning balance at original discount rate	872,573	1,285,377	438,079	865,333	1,338,398	409,847

Effect of changes in cash flow assumptions	125	48,389	(6,975)	0	0	0
Effect of actual variances from expected experience	2,495	22,851	(1,957)	0	0	0

Adjusted beginning balance	875,193	1,356,617	429,147	865,333	1,338,398	409,847

Issuances	76,519	83,982	22,660	30,127	28,481	22,366
Interests	11,715	18,762	10,966	5,513	9,360	5,782
Net premium earned	(101,554)	(117,670)	(60,198)	(46,315)	(59,561)	(33,580)
Actual variances from cash flow assumptions	(385)	(710)	(1,274)	(237)	(439)	(656)
Derecognition	3,845	(2,583)	(33,441)	3,091	(1,957)	(14,744)
Effect of changes in foreign exchange rate	0	0	41,987	0	0	49,340

Ending balance at original discount rate	865,333	1,338,398	409,847	857,512	1,314,282	438,355

Effect of changes in discount rates	29,204	50,665	(34,896)	12,008	13,733	(50,253)

Ending balance	¥894,537	¥1,389,063	¥374,951	¥869,520	¥1,328,015	¥388,102

	Millions of yen
	March 31, 2023			September 30, 2023
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,591,268	¥1,922,003	¥437,464	¥1,571,886	¥1,918,462	¥387,073

Beginning balance at original discount rate	1,535,018	1,793,991	543,504	1,598,009	1,887,744	573,616

Effect of changes in cash flow assumptions	1,506	53,098	(6,296)	0	0	0

Adjusted beginning balance	1,536,524	1,847,089	537,208	1,598,009	1,887,744	573,616

Issuances	76,519	83,982	22,660	30,127	28,481	22,366
Interests	24,023	27,839	14,552	11,996	14,123	8,163
Insurance claims paid	(45,075)	(96,364)	(13,370)	(24,340)	(35,369)	(7,666)
Actual variances from cash flow assumptions	(12,376)	20,178	9,002	(7,436)	(3,485)	4,416
Derecognition	18,394	5,020	(47,189)	10,943	1,328	(21,716)
Effect of changes in foreign exchange rate	0	0	50,753	0	0	70,615

Ending balance at original discount rate	1,598,009	1,887,744	573,616	1,619,299	1,892,822	649,794

Effect of changes in discount rates	(26,123)	30,718	(186,543)	(94,265)	(53,678)	(252,809)

Ending balance	¥1,571,886	¥1,918,462	¥387,073	¥1,525,034	¥1,839,144	¥396,985

Net liability for future policy benefits	¥677,349	¥529,399	¥12,122	¥655,514	¥511,129	¥8,883
Deferred profit liabilities	35,770	61,668	15,578	39,815	66,255	22,595

Subtotal	713,119	591,067	27,700	695,329	577,384	31,478

Less: Reinsurance recoverable	215	0	0	132	0	0

The liability for future policy benefits, after reinsurance recoverable	¥712,904	¥591,067	¥27,700	¥695,197	¥577,384	¥31,478

Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position
The following table provides the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2022:

Millions of yen
March 31, 2022
Yen-denominated insurance (First Sector)	¥690,321
Yen-denominated insurance (Third Sector)	595,851
Foreign currency denominated insurance	22,284

Subtotal	1,308,456

Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	198,905
Fixed annuities and annuitization benefits	193,322
Others*	212,015

Total	¥1,912,698

*	Others include unearned premiums and liabilities for unpaid claims.
The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2023 and September 30, 2023:

	Millions of yen
	March 31, 2023	September 30, 2023
Yen-denominated insurance (First Sector)	¥712,904	¥695,197
Yen-denominated insurance (Third Sector)	591,067	577,384
Foreign currency denominated insurance	27,700	31,478

Subtotal	1,331,671	1,304,059

Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	163,734	160,177
Fixed annuities and annuitization benefits	158,952	149,544
Others*	177,700	169,294

Total	¥1,832,057	¥1,783,074

*	Others include unearned premiums and liabilities for unpaid claims.

Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance
The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2023 and September 30, 2023 are as follows:

	Millions of yen
	March 31, 2023		September 30, 2023
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,538,107	¥1,429,503	¥1,522,501	¥1,389,250
Expected future policy benefits and expenses	2,291,205	1,571,887	2,316,478	1,525,033

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,695,239	2,388,386	2,649,324	2,287,047
Expected future policy benefits and expenses	2,578,630	1,918,462	2,582,806	1,839,144

Foreign currency denominated insurance
Expected future gross premiums	626,411	492,588	687,445	519,357
Expected future policy benefits and expenses	1,097,567	387,073	1,262,953	396,985

Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense
The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the six and three months ended September 30, 2022 and 2023 are as follows:

	Millions of yen
	Six months ended September 30, 2022		Six months ended September 30, 2023
	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥73,383	¥6,047	¥74,702	¥6,484
Yen-denominated insurance (Third Sector)	103,314	4,465	102,734	4,763
Foreign currency denominated insurance	43,473	1,624	44,288	2,381

Total	¥220,170	¥12,136	¥221,724	¥13,628

	Millions of yen
	Three months ended September 30, 2022		Three months ended September 30, 2023
	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥37,775	¥3,049	¥38,306	¥3,263
Yen-denominated insurance (Third Sector)	51,906	2,258	51,362	2,406
Foreign currency denominated insurance	27,763	882	27,251	1,267

Total	¥117,444	¥6,189	¥116,919	¥6,936

Schedule of Liability For Future Policy Benefit, Weighted Average Discount Rates
The weighted average discount rates for the liability for future policy benefits as of March 31, 2023 and September 30, 2023 are as follows:

	Weighted average rate
	March 31, 2023	September 30, 2023
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.6%	1.6%
Weighted average of the current discount rates	1.9	2.1

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.7
Weighted average of the current discount rates	1.8	2.0

Foreign currency denominated insurance
Weighted average of the original discount rates	2.9	3.0
Weighted average of the current discount rates	5.2	6.0

Schedule of Liability For Future Policy Benefit, Weighted Average Duration
The weighted average duration of the liability for future policy benefit as of March 31, 2023 and September 30, 2023 are as follows:

	Years
	March 31, 2023	September 30, 2023
Yen-denominated insurance (First Sector)	37.9	37.1
Yen-denominated insurance (Third Sector)	36.8	35.8
Foreign currency denominated insurance	40.7	38.6

Schedule of Deferred Policy Acquisition Costs
The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2023 and for the six months ended September 30, 2023:

	Millions of yen
	March 31, 2023				September 30, 2023
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total
Beginning balance	¥74,676	¥159,041	¥35,243	¥268,960	¥77,957	¥166,696	¥42,726	¥287,379

Capitalization	8,682	16,795	5,725	31,202	3,937	7,065	3,567	14,569
Amortization	(5,401)	(9,140)	(1,779)	(16,320)	(2,917)	(4,971)	(1,091)	(8,979)
Effect of changes in foreign exchange rate	0	0	3,537	3,537	0	0	5,440	5,440

Ending balance	¥77,957	¥166,696	¥42,726	¥287,379	¥78,977	¥168,790	¥50,642	¥298,409

Schedule of Minimum Guaranteed Interest Rates
The following table presents policyholder account balances for fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2023 and September 30, 2023.

	Millions of yen
	March 31, 2023	September 30, 2023
Range of minimum guaranteed interest rates	Minimum guarantees	Minimum guarantees
0.00% – less than 1.50%	¥152,259	¥142,567
1.50% – less than 2.50%	6,644	6,977
2.50% or more	49	0

Total	¥158,952	¥149,544

Schedule of Balances of Policy Account
The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2023 and for the six months ended September 30, 2023.

	Millions of yen
	March 31, 2023	September 30, 2023
Beginning balance	¥193,322	¥158,952

Transfer in	17,223	5,540
Surrenders and partial surrenders	(58)	(25)
Benefit payments and lump sum payments, etc.	(50,956)	(15,142)
Policy charges	(262)	(113)
Transfer out	(409)	(188)
Interests	1,209	532
Others	(1,117)	(12)

Ending balance	¥158,952	¥149,544

	March 31, 2023	September 30, 2023
Weighted average guaranteed interest rate (%)	0.7	0.7
Benefits in excess of policyholder account balances (Millions of yen)	¥1	¥1
Cash surrender value (Millions of yen)	152,578	143,335

Schedule of Policy Account Balance And Market Risk Benefits
The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2023, and for the six months ended September 30, 2023:

	Millions of yen
	March 31, 2023	September 30, 2023
Beginning balance	¥198,905	¥163,734

Effect of changes other than through net income and other comprehensive income	(28,754)	(13,848)
Surrenders and withdrawals	(4,083)	(4,125)
Transfer in	(14,093)	(4,257)
Benefit payments	(10,762)	(5,435)
Others	184	(31)

Changes through net income	(6,343)	10,121

Effect of changes in fair value of corresponding investment assets	(2,347)	15,531

Fee income	(3,938)	(1,893)
Effect of changes in fair value of market risk benefits	(58)	(3,517)

Changes through other comprehensive income	(74)	170
Effect of changes in the instrument-specific credit risk	(74)	170

Ending balance	¥163,734	¥160,177

	Millions of yen
	March 31, 2023	September 30, 2023
Policyholder account balances	¥157,399	¥157,190
Market risk benefits	6,335	2,987

Total	¥163,734	¥160,177